CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash	¥ 425,976	$ 59,997	¥ 533,481		¥ 3,571,745
Prepayments and other current assets	674,100	94,945	777,842
Total current assets	3,090,197	435,245	3,262,942
Non-current assets:
Other non-current assets	46,913	6,608	75,666
Total non-current assets:	3,163,365	445,550	4,527,303
Total assets	6,253,562	880,795	7,790,245
Current liabilities:
Accrued liabilities and other payables	1,091,573	153,745	1,145,654
Convertible senior notes, current	106,318	14,975	522,821
Total current liabilities	4,852,198	683,418	4,197,647
Non-current liabilities:
Convertible senior notes, non-current	424,962	59,855	522,744
Total non-current liabilities	1,471,273	207,224	2,788,852
Total liabilities	6,323,471	890,642	6,986,499
Shareholders' equity
Treasury shares	(23,853)	(3,360)
Additional paid-in-capital	19,529,806	2,750,715	19,481,417
Accumulated deficit	(19,749,262)	(2,781,625)	(18,934,860)
Accumulated other comprehensive income	119,169	16,785	124,464
Total shareholders' equity (deficit)	(98,152)	(13,825)	697,009
Total liabilities and shareholders' equity (deficit)	6,253,562	880,795	7,790,245
Reportable legal entities | Parent
Current assets:
Cash	2,142	302	6,703	$ 944	¥ 6,805	¥ 33,310
Prepayments and other current assets	3,186	449	3,420
Total current assets	5,328	751	10,123
Non-current assets:
Other non-current assets | ¥			719
Investments in subsidiaries and VIEs and subsidiaries of VIEs	750,869	105,756	2,135,384
Total non-current assets:	750,869	105,756	2,136,103
Total assets	756,197	106,507	2,146,226
Current liabilities:
Accrued liabilities and other payables	1,333	186
Total current liabilities	107,651	15,161	522,821
Non-current liabilities:
Long-term payable due to subsidiaries	321,736	45,316	403,652
Total non-current liabilities	746,698	105,171	926,396
Total liabilities	854,349	120,332	1,449,217
Shareholders' equity
Treasury shares	(23,853)	(3,360)
Additional paid-in-capital	19,529,806	2,750,715	19,481,417
Accumulated deficit	(19,749,262)	(2,781,625)	(18,934,860)
Accumulated other comprehensive income	119,169	16,785	124,464
Total shareholders' equity (deficit)	(98,152)	(13,825)	697,009
Total liabilities and shareholders' equity (deficit)	756,197	106,507	2,146,226
Class A ordinary shares
Shareholders' equity
Ordinary shares	¥ 16,532	$ 2,328	¥ 16,532
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	261,648,452	261,648,452	255,648,452	255,648,452
Ordinary shares, outstanding shares	261,648,452	261,648,452	255,648,452	255,648,452
Class A ordinary shares | Reportable legal entities | Parent
Shareholders' equity
Ordinary shares	¥ 16,532	$ 2,328	¥ 16,532
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 6,178	$ 870	¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249	94,075,249
Class B ordinary shares | Reportable legal entities | Parent
Shareholders' equity
Ordinary shares	¥ 6,178	$ 870	¥ 6,178
Class C ordinary shares
Shareholders' equity
Ordinary shares	¥ 3,278	$ 462	¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698	47,790,698
Class C ordinary shares | Reportable legal entities | Parent
Shareholders' equity
Ordinary shares	¥ 3,278	$ 462	¥ 3,278
Related Parties
Current liabilities:
Convertible senior notes, current	106,240	14,964	522,744
Non-current liabilities:
Convertible senior notes, non-current	424,962	59,855	522,744
Related Parties | Reportable legal entities | Parent
Current liabilities:
Convertible senior notes, current	106,240	14,964	522,744
Non-current liabilities:
Convertible senior notes, non-current	424,962	59,855	522,744
Third parties
Current liabilities:
Convertible senior notes, current	78	11	77
Third parties | Reportable legal entities | Parent
Current liabilities:
Convertible senior notes, current	¥ 78	$ 11	¥ 77